S000062159 [Member] Investment Strategy - iShares ESG Aware U.S. Aggregate Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Bloomberg MSCI US Aggregate ESG Focus Index (the “Underlying Index”), which has been developed by Bloomberg Finance L.P. and its affiliates (the “Index Provider” or “Bloomberg”) with environmental, social and governance (“ESG”) rating inputs from MSCI ESG Research LLC (“MSCI ESG Research”) pursuant to an agreement between MSCI ESG Research and Bloomberg Index Services Limited (a subsidiary of Bloomberg) or an affiliate. The Underlying Index is an optimized fixed-income index designed to reflect the performance of U.S. dollar-denominated, investment-grade (as determined by the Index Provider) bonds from issuers generally evaluated for favorable ESG practices (as determined by MSCI ESG Research), while seeking to exhibit risk and return characteristics similar to those of the Bloomberg US Aggregate Bond Index (the “Parent Index”).
The Underlying Index includes investment-grade U.S. Treasury bonds, non-securitized government-related bonds (“government-related bonds”), corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) that are publicly offered for sale in the U.S.
To construct the Underlying Index, the Index Provider begins with the Parent Index and replicates its U.S. Treasury bond, MBS, CMBS and ABS exposures. These exposures are preserved at the weights of the Parent Index and are not subject to the Index Provider’s optimization process, which is a quantitative process that seeks to determine optimal weights for securities to maximize exposure to securities of entities with higher MSCI ESG Research ratings and require a minimum ESG score improvement of 10% or greater relative to the Parent Index while seeking to exhibit risk and return characteristics similar to the Parent Index.  For the remaining constituents of the Parent Index (i.e., corporate bonds and government-related bonds), the Index Provider excludes securities of entities involved in the business of tobacco, entities involved with controversial weapons, producers and retailers of civilian firearms, companies involved in certain fossil fuels-related activity (such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands) based on revenue or percentage of revenue thresholds for certain categories (e.g., $20 million or 5%) and categorical exclusions for others (e.g., controversial weapons). The Index Provider also excludes entities involved in very severe business controversies (in each case as determined by MSCI ESG Research), and securities of entities without an MSCI ESG Research rating, and then follows the Index Provider’s optimization process.
For each industry, MSCI ESG Research identifies key ESG issues that can lead to substantial costs or opportunities for entities
(e.g., climate change, resource scarcity, demographic shifts). MSCI ESG Research then rates each entity’s exposure to each key issue based on the entity’s business segment and geographic risk and analyzes the extent to which entities have developed robust strategies and programs to manage ESG risks and opportunities. MSCI ESG Research scores entities based on both their risk exposure and risk management. To score well on a key issue, MSCI ESG Research assesses management practices, management performance (through demonstrated track record and other quantitative performance indicators), governance structures, and/or implications in controversies, which all may be taken as a proxy for overall management quality. Controversies, including, among other things, issues involving anti-competitive practices, toxic emissions and waste, and health and safety, occurring within the last three years lead to a deduction from the overall management score on each issue. Using a sector-specific key issue weighting model, entities are rated and ranked in comparison to their industry peers. Key issues and weights are reviewed at the end of each calendar year. Corporate governance is always weighted and analyzed for all entities.
The securities in the Underlying Index must have at least one year remaining to maturity, with the exception of amortizing securities such as ABS and MBS, which have lower thresholds as defined by the Index Provider. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and nonconvertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements (other than those offered pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”)), floating rate securities and bonds that have been issued in one country’s currency but are traded outside of that country in a different monetary and regulatory system (e.g., Eurobonds), are excluded from the Underlying Index. The securities in the Underlying Index are updated on the last business day of each month.
As of February 28, 2025, bonds that are subject to the Index Provider’s optimization process, which composed approximately 24.2% of the bonds in the Underlying Index, received an MSCI ESG Research weighted average score of 7.8 on a scale from 0 to 10, with 10 being the highest score.  As of February 28, 2025, U.S. Treasury bonds, which composed approximately 44.51% of the bonds in the Underlying Index, received an MSCI ESG Research score of 5.9. As of February 28, 2025, there were 8,116 issues in the Underlying Index. As of February 28, 2025, a significant portion of the Underlying Index is represented by MBS and U.S. Treasury securities. The components of the Underlying Index are likely to change over time.
As of February 28, 2025, approximately 25.11% of the bonds in the Underlying Index were U.S. fixed-rate agency MBS. U.S. fixed-rate agency MBS are securities issued by entities such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and are backed by pools of mortgages. U.S. fixed-rate agency MBS exposure does not receive any MSCI ESG Research rating as the Index Provider believes that U.S. fixed-rate agency MBS exposure is neither additive nor decremental to the Underlying Index's ESG rating profile. As such, based on currently available data, the
Index Provider believes U.S. fixed-rate agency MBS exposure is ESG neutral and not inconsistent with an ESG focused exposure. Most transactions in fixed-rate MBS occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (to-be-announced (“TBA”) transactions). The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., a security's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., TBAs), and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options, and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.  Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Bloomberg, MSCI ESG Research or their affiliates, which are independent of the Fund and BFA, pursuant to an agreement between MSCI ESG Research and Bloomberg Index Services Limited (a subsidiary of
Bloomberg) or an affiliate. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.